FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurement
Schedule of assets and liabilities measured or disclosed at fair value

			Fair value measurement or disclosure at December 31, 2014 using
	Total Fair Value at December 31, 2014	Total fair value at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale securities	141,031	22,730	62,653	—	78,378
Total assets measured at fair value	141,031	22,730	62,653	—	78,378
Redemption right granted to a noncontrolling shareholder	—	—	—	—	—
Redemption right granted to employees	—	—	—	—	—
Payable for contingent consideration	53,592	8,638	—	—	53,592
Total liabilities measured at fair value	53,592	8,638	—	—	53,592

		Fair value measurement or disclosure at December 31, 2013 using
	Total Fair Value at December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale securities	61,683	55,780	—	5,903
Total assets measured at fair value	61,683	55,780	—	5,903
Redemption right granted to a noncontrolling shareholder	3,551	—	—	3,551
Redemption right granted to employees	799	—	—	799
Payable for contingent consideration	11,974	—	—	11,974
Total liabilities measured at fair value	16,324	—	—	16,324

Schedule of significant unobservable inputs used in the fair value measurement

The Company has measured (i) the available-for-sale debt securities (ii) the contingent consideration payable and (iii) the redemption right granted to employees at fair values on a recurring basis using significant unobservable inputs (Level 3) as of the year ended December 31, 2014.

	Valuation techniques	Unobservable inputs	Estimation	Change in unobservable inputs	Change in fair value
Available-for-sale debt security - Trustlook	Guideline company method and business enterprise value allocation method	•Enterprise value	US$5,865	Increase / (decrease)	Increase/ (decrease)
		•Discount for lack of marketability	20%	Increase / (decrease)	Decrease / (Increase)
		•Volatility	40.5%	Increase / (decrease)	Decrease / (Increase)

Available-for-sale debt security - NDP	Probability expected return method	•Discount for lack of marketability	3.81%	Increase / (decrease)	Decrease / (increase)
		•Probability of conversion	70%	Increase / (decrease)	Increase / (decrease)

Contingent consideration payable	Discount cash flow method	•Performance target	34%-99%	Increase / (decrease)	Increase / (decrease)
		•Discount rate	10%-12.3%	Increase / (decrease)	Decrease / (increase)

Redemption right granted to employees	Binomial tree model	•Volatility	50%	Increase / (decrease)	Increase / (decrease)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs	Redemption rightgranted to anoncontrollinginterest shareholderRedemptionright grantedto employeesContingentconsiderationpayableAvailable–for-sales debtsecuritiesRMBRMBRMBRMBBalance as of December 31, 2012--2,906-Recognized during the year14,69779911,1676,097Realized or unrealized loss(11,146)-1,067(194)Settlement--(3,000)-Foreign exchange translation adjustments--(166)-Balance as of December 31, 20133,55179911,9745,903Recognized during the year--32,95361,548Realized or unrealized loss(3,576)(799)13,74911,308Settlement--(4,923)-Foreign exchange translation adjustments25-(161)(381)Balance as of December 31, 2014--53,59278,378Balance as of December 31, 2014 in US$--8,63812,633